Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2023	December 31, 2022
Bunkers	-	392
Lubricants	1,559	1,603
Total	1,559	1,995